Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Parenthetical) (Details) - Phantom Share Entitlement Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 0.2	$ 0.1
Other Long Term Liabilities [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 0.1	$ 0.1